Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Contract	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	6	5	6
Pre-Modification Outstanding Recorded Investment	$ 1,964	$ 1,940	$ 434
Post-Modification Outstanding Recorded Investment	$ 1,964	$ 1,061	$ 387
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	6	5	6
Pre-Modification Outstanding Recorded Investment	$ 1,964	$ 1,940	$ 434
Post-Modification Outstanding Recorded Investment	$ 1,964	$ 1,061	$ 387
Other Payment Terms [Member] | Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 649	$ 50
Post-Modification Outstanding Recorded Investment	$ 649	$ 4
Other Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 829	$ 1,629
Post-Modification Outstanding Recorded Investment	$ 829	$ 838
Other Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	4	3	6
Pre-Modification Outstanding Recorded Investment	$ 486	$ 261	$ 434
Post-Modification Outstanding Recorded Investment	$ 486	$ 219	$ 387